Submission	May 21, 2026
Submission [Line Items]
Central Index Key	0002024876
Registrant Name	Everbright Digital Holding Ltd.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A